West Loop Realty Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 4.8%
	REAL ESTATE — 4.8%
	REITS-INDUSTRIAL — 2.0%
10,000	Rexford Industrial Realty, Inc. - REIT	$391,500
	REITS-SHOPPING CENTERS — 2.8%
20,000	Brixmor Property Group, Inc.	531,000
	TOTAL COMMON STOCKS
	(Cost $890,458)	922,500

Principal Amount
	SHORT-TERM INVESTMENTS — 71.0%
$13,477,985	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.80%[1]	13,477,985
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $13,477,985)	13,477,985
	TOTAL INVESTMENTS — 75.8%
	(Cost $14,368,443)	14,400,485
	Other Assets in Excess of Liabilities — 24.2%	4,586,928
	TOTAL NET ASSETS — 100.0%	$18,987,413

REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.